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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

/s/ Margaret St. Clair        Wellesley, Massachusetts    November 10, 2005
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:  $1,313 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   28-05993  Philip B. Waring

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                        MARGARET ST. CLAIR
                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ishares TR Dow
  Jones Basic
  Materials               Exchange Traded
                            Fund           464287838 $   24       500    SH          Shared-Other      1     Sole
US Energy Sector
  Index Fd                Exchange Traded
                            Fund           464287796 $   91     1,000    SH          Shared-Other      1     Sole
Ishares Tr Dow Jones
US Healthcare             Exchange Traded
                            Fund           464287762 $   56       900    SH          Shared-Other      1     Sole
Ishares TR Dow Jones
US Industrial Sector
  Index                   Exchange Traded
                            Fund           464287754 $   39       700    SH          Shared-Other      1     Sole
Ishares Tr Dow
  Jones Select
  Dividend Index FD       Exchange Traded
                            Fund           464287168 $  124      2000    SH          Shared-Other      1     Sole
Ishares Tr MSCI
  Emerging Markets        Exchange Traded
                            Fund           464287234 $   17       195    SH          Shared-Other      1     Sole
Ishares Inc MSCI
  Pacific Ex Japan
  Index Fd                Exchange Traded
                            Fund           464286665 $   62       600    SH          Shared-Other      1     Sole
Ishares Tr S&P Global
  Telecommunications
  Sector                  Exchange Traded
                            Fund           464287275 $   41       800    SH          Shared-Other      1     Sole
Ishares Tr S&P Global
  Financial Sector        Exchange Traded
                            Fund           464287333 $   55       800    SH          Shared-Other      1     Sole
Ishares Tr S&P Global
  Energy Sector
  Index Fd                Exchange Traded
                            Fund           464287341 $   71       700    SH          Shared-Other      1     Sole
Ishares Tr Goldman
  Sachs Nat Res Index     Exchange Traded
                             Fund          464287374 $   82       900    SH          Shared-Other      1     Sole
Ishares Trust Goldman
  Sachs Tech Index        Exchange Traded
                             Fund          464287549 $   46      1000    SH          Shared-Other      1     Sole
Ishares Tr S&P
  500/BARRA Value         Exchange Traded
                             Fund          464287408 $   45       700    SH          Shared-Other      1     Sole
Ishares TR S&P
  Small Cap 600/Barra
  Growth Index            Exchange Traded
                             Fund          464287887 $   58       500    SH          Shared-Other      1     Sole
Ishares Tr S&P
  Small Cap 600/Barra
  Value Index             Exchange Traded
                             Fund          464287879 $   89      1400    SH          Shared-Other      1     Sole
Ishares Tr Russell
  1000 Value Index Fund   Exchange Traded
                             Fund          464287598 $   83     1,200    SH          Shared-Other      1     Sole
Ishares Tr Russell 1000
  Growth Index Fund       Exchange Traded
                             Fund          464287614 $   69     1,400    SH          Shared-Other      1     Sole
Ishares Tr Russell
  2000 Value Index
  Fund                    Exchange Traded
                             Fund          464287630 $   69       350    SH          Shared-Other      1     Sole
Morgan Stanley
  Asia Pacific Fund       Exchange Traded
                             Fund          61744U106 $   36     2,500    SH          Shared-Other      1     Sole
Nasdaq 100 Tr              Unit Series 1   631100104 $   59     1,500    SH          Shared-Other      1     Sole
Oil Service Holders Tr
  Oil Service Hldg Co        Dep Rcpts     678002106 $   74       600    SH          Shared-Other      1     Sole
Scudder Global
  Commodities Stk
  FD Inc                     Common        81114Y108 $    3       200    SH          Shared-Other      1     Sole
Templeton Dragon Fund        Common        88018T101 $   11       600    SH          Shared-Other      1     Sole
Templeton Russia Fund        Common        88022F105 $    9       160    SH          Shared-Other      1     Sole
                                                     ------
TOTAL                                                $1,313